CONSOLIDATED BALANCE SHEETS ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)
Current assets:
Cash and cash equivalents	₽ 83,131	$ 1,181.9	₽ 79,275
Term deposits	154	2.2	23,415
Investments in marketable equity securities			4,049
Accounts receivable, less allowance for doubtful accounts of RUB 2,716 and RUB 4,169, respectively	58,014	824.8	43,568
Sales financing receivable	5,738	81.6	266
Prepaid expenses	16,968	241.3	12,663
Inventory	28,220	401.2	9,587
Funds receivable	8,290	117.9	6,180
VAT reclaimable	22,602	321.3	13,498
Other current assets	16,817	239.0	7,474
Total current assets	239,934	3,411.2	199,975
Property and equipment	127,706	1,815.6	98,325
Operating lease right-of-use assets	28,646	407.3	36,245
Intangible assets	31,766	451.6	22,359
Content assets	16,844	239.5	13,767
Goodwill	143,778	2,044.1	117,864
Long-term prepaid expenses	3,998	56.8	3,278
Equity method investments	2,118	30.1	9,425
Investments in non-marketable equity securities	6,746	95.9	790
Deferred tax assets	3,904	55.5	5,625
Other non-current assets	11,279	160.4	7,843
Total non-current assets	376,785	5,356.8	315,521
TOTAL ASSETS	616,719	8,768.0	515,496
Current liabilities:
Accounts payable, accrued and other liabilities	122,816	1,746.1	81,555
Debt, current portion	21,306	302.9	2,940
Income and non-income taxes payable	28,137	400.0	16,196
Deferred revenue	15,585	221.6	10,415
Total current liabilities	187,844	2,670.6	111,106
Debt, non-current portion	29,885	424.9	85,835
Deferred tax liabilities	5,473	77.8	2,989
Operating lease liabilities	17,609	250.4	24,642
Finance lease liabilities	21,185	301.2	15,350
Other accrued liabilities	16,545	235.2	2,649
Total non-current liabilities	90,697	1,289.5	131,465
Total liabilities	278,541	3,960.1	242,571
Commitments and contingencies
Redeemable noncontrolling interests			869
Shareholders' equity:
Ordinary shares: par value (Class A 0.01, Class B 0.10 and Class C 0.09); shares authorized (Class A: 500,000,000, Class B: 37,138,658 and Class C: 37,748,658); shares issued (Class A: 323,800,479 and 326,342,270, respectively, Class B: 35,698,674, and Class C: 10,000); shares outstanding (Class A: 323,004,678 and 325,783,607, respectively, Class B: 35,698,674 and Class C: nil)	282	4.0	281
Treasury shares at cost (Class A: 795,801 and 558,663, respectively)	(1,393)	(19.8)	(2,728)
Additional paid-in capital	119,464	1,698.4	112,942
Accumulated other comprehensive income	24,258	344.9	16,193
Retained earnings	173,697	2,469.5	131,488
Total equity attributable to Yandex N.V.	316,308	4,497.0	258,176
Noncontrolling interests	21,870	310.9	13,880
Total shareholders' equity	338,178	4,807.9	272,056
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	616,719	8,768.0	515,496
Priority share
Shareholders' equity:
Preferred share